SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	50.00%	48.00%	47.00%
Risk-free interest	1.16%	1.56%	1.67%
Expected term (years)	5 years 7 months 6 days	4 years 6 months	4 years 6 months